Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets - Navios Partners

Intangible assets as of June 30, 2020 and December 31, 2019 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2019	$83,716	$(80,550)	$3,166
Additions	—	(583)	(583)

Favorable lease terms June 30, 2020	$83,716	$(81,133)	$2,583

Intangible Assets - Amortization Expense

Amortization expense of favorable lease terms for each of the periods ended June 30, 2020 and 2019 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Favorable lease terms	$ (292)	$ (291)	$ (583)	$ (583)

Total	$ (292)	$ (291)	$ (583)	$ (583)

Intangible Assets - Aggregate Amortizations	The aggregate amortization of the intangibles for the 12-month periods ended June 30 is estimated to be as follows:

Year	Amount
2021	1,166
2022	1,166
2023	251
2024 and thereafter	—

Total	$2,583